Award Timing Disclosure	12 Months Ended
Feb. 22, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Starting in fiscal 2024, the Compensation Committee set the grant date for annual long-term incentive awards to be two days after the release of the Company's earnings for the fourth quarter and full year of the prior fiscal year. Accordingly, the fiscal 2024 awards were granted to all equity eligible associates (including NEOs) on April 24, 2024, following the release of the Company’s fiscal 2023 earnings. Similarly, the fiscal 2025 awards were granted on April 17, 2025, two days after the release of the Company’s fiscal 2024 earnings. The Company has not granted stock options, stock appreciation rights or similar instruments since its IPO in 2020 and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation, including compensation paid to its NEOs.

Award Timing Method	Starting in fiscal 2024, the Compensation Committee set the grant date for annual long-term incentive awards to be two days after the release of the Company's earnings for the fourth quarter and full year of the prior fiscal year. Accordingly, the fiscal 2024 awards were granted to all equity eligible associates (including NEOs) on April 24, 2024, following the release of the Company’s fiscal 2023 earnings. Similarly, the fiscal 2025 awards were granted on April 17, 2025, two days after the release of the Company’s fiscal 2024 earnings.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Company has not granted stock options, stock appreciation rights or similar instruments since its IPO in 2020 and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation, including compensation paid to its NEOs.
MNPI Disclosure Timed for Compensation Value	false